Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 7,401	$ 14,489	$ 15,030	$ 10,890
Balance in USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	7,050	14,007
Balance in other currencies [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 351	$ 482